IR PASS-THROUGH CORP.
                                                     c/o Winthrop Management LLC
                                                     7 Bulfinch Place, Suite 500
                                                                   P.O. Box 9507
                                                           Boston, MA 02114-9507
                                                                  (617) 570-4600





Integrated ARROs Fund II (the "Fund")
-------------------------------------

October, 2003

Dear Unitholder:

Enclosed for your review are the Fund's unaudited financial statements as of June 30, 2003. As you are aware, the Funds' investments are passive in nature and consist of interest-bearing payment obligations that originated from a series of net lease real estate partnerships. As such, the primary source of payment for these obligations is the lease payments received from the partnerships' corporate tenants. We are pleased to report that all tenant obligations continue to be met and, on an overall basis, the credit ratings of these tenants have not materially changed since the initial offering of the Units.

As previously reported, the Fund has made arrangements with Royal Alliance Associates (212-551-5100) to act as a market maker and with DCC Securities Corp. (800-945-0440) to facilitate trading, as a broker, between buyers and sellers of Units. Please contact these firms directly if you have any questions regarding such activities.

If you have any specific questions regarding your holdings in the Fund, please call the Trustee, Bankers Trust Company at (800) 735-7777.


Sincerely,


Integrated ARROs Fund II
By: IR Pass-through Corp., Sponsor

                            Integrated ARROs Fund II
                        Statement of Financial Condition
                                  June 30, 2003
                                   (unaudited)



Assets

Cash and Cash Equivalents                                $    412,539

Investments in payment obligations, at minimum
termination value (cost $4,349,927)                        10,436,088
                                                        -------------

Total Assets                                               10,848,627
                                                        =============

Liabilities

Distributions Payable                                         412,539
                                                        -------------

Net Assets                                               $ 10,436,088
                                                        =============

Net Asset Value per unit (7,446 units outstanding)       $   1,401.57
                                                        =============

                       See notes to financial statements

                            Integrated ARROs Fund II
                             Statement of Operations
                         Six Months Ended June 30, 2003
                                   (unaudited)



Investment Income:

  Interest and discount earned, net of fund expenses    $     649,203
                                                        =============


                       See notes to financial statements

                            Integrated ARROs Fund II
                       Statement of Changes in Net Assets
                                  June 30, 2003
                                   (unaudited)



Decrease in net assets from operations:


Net investment income                                   $     649,203
                                                        -------------

Net increase in net assets resulting from operations          649,203

Total declared as distributions to Unit Holders            (1,251,318)
                                                        -------------

Net decrease in net assets                                   (602,115)

Net assets:

Beginning of period                                        11,038,203
                                                        -------------

End of period                                           $  10,436,088
                                                        =============

                       See notes to financial statements

                            Integrated ARROs Fund II
                          Notes to Financial Statements

1.   GENERAL

     The accompanying unaudited financial statements, notes and discussions should be read in conjunction with the audited financial statements, related notes and discussions contained in the Form N-SAR Semi-Annual Report for the year ended December 31, 2002, which is herein incorporated by reference.

     The financial information contained herein is unaudited; however, in the opinion of management, all adjustments necessary for a fair presentation of such financial information have been included. All of the aforementioned adjustments are of a normal recurring nature and there have not been any non-recurring adjustments included in the results reported for the current period.

     Integrated ARROs Fund II (the "Fund") is a grantor trust created under the laws of the State of New York and registered under the Investment Company Act of 1940 as a closed-end, non-diversified management investment company.

2.   SIGNIFICANT ACCOUNTING POLICIES

     Security Valuation

     The Payment Obligations are valued at the lower of fair market value (as determined by the Board of Directors of the Sponsor) or Minimum Termination Amount (as defined in the Trust Indenture).

     Federal Income Taxes

     The Fund is classified as a grantor trust. As a consequence, the Fund is not subject to Federal Income Taxation.

     Cash and Cash Equivalents

     Cash and cash equivalents represents payment obligations received by the Fund and which were invested in U. S. Treasury bills with maturities of three months or less.

     Use of Estimates

     The preparation of the financial statements in conformity with Generally Accepted Accounting Principles requires management to make estimates and assumptions that affect the reported amounts for Investments in payment obligations and the reported amounts for Net investment income. Actual results could differ from these estimates.

3.   THE SPONSOR

     IR Pass-through Corporation is the Sponsor of the Fund and was/is a wholly owned subsidiary of Integrated Resources, Inc. ("Integrated") and its post-bankruptcy successor, Presidio Capital Corp. ("Presidio"). Presidio is an indirect but wholly owned subsidiary of NorthStar Capital Investment Corp., the majority shareholder of Presidio.

     Subject to the rights of the unitholders under the Trust Indenture, Presidio is responsible for the administration of the Fund through its indirect ownership of all of the shares of the Sponsor. AP-PCC III, L.P. ("AP-PCC"), an unaffiliated third party, provides administrative services to Presidio, who in turn provides services to the Fund.

4.   COMMITMENTS AND CONTINGENCIES

     The original prospectus of the Fund contemplated the Sponsor bearing all costs of administering the Fund only through the period in which the Fund will be receiving primary term payments. However, upon the period when the Fund will be receiving renewal term payments, the Fund was to bear a portion of such costs equal to the percentage of the renewal term payments received by the Fund in such year to all of the payments received by the Fund in such year.

     Based on a present value estimate of legal, accounting, trustee fees, and printing and mailing costs, the Sponsor filed a claim in Integrated's bankruptcy in 1994 and received $450,000 (the "Settlement Fund") in settlement of such claim. It was projected at the time of the settlement that such amount would be sufficient to enable the Sponsor to meet its obligations to the Fund, and its similar obligations to ARROs Fund I, through approximately the year 2000. However, there was no assurance given at the time of the settlement that the Settlement Fund, together with interest earned, would in fact be sufficient to fund the Sponsor's obligations through the year 2000. As of June 30, 1998, the Settlement Fund had been fully depleted. As a result of the full depletion of the Settlement Fund during the first six months of 1998, the Fund has had to pay administrative expenses from current payment obligations received. Consequently, the Fund paid $37,384 in expenses from the proceeds of the January 2003 through June 2003 payment obligations received.

5.   DISTRIBUTION PAYABLE

     The Trustee declared a $412,539 ($55.40 per unit) distribution payable to unitholders of record as of June 30, 2003. Such distribution was paid on July 15, 2003.

6.   SUBSEQUENT EVENT

     The general partner of Bradall Associates ("Bradall") sold one of five properties on September 25, 2003 to a third party (a voluntary sale under the terms of the Trust Indenture). As a result, Bradall wired $1,105,705 to the Fund's Trustee in partial satisfaction of the Bradall payment obligation. The proceeds along with interest earned thereon were distributed to Unitholders on October 15, 2003.

                            Integrated ARROs Fund II
              Schedule of Selected Per Unit Operating Performance,
                          Ratios and Supplemental Data


                                            Six Months Ended       Year Ended
                                              June 30, 2003    December 31, 2002
                                               (unaudited)         (audited)
                                            ----------------   -----------------

Per Unit Operating Performance

Net asset value, beginning of period          $   1,482.43          $ 1,616.57

Net investment income                                87.19              177.25

Distributions                                      (168.05)            (311.39)
                                              --------------   -----------------

Net asset value, end of period                $   1,401.57          $ 1,482.43
                                              ==============   =================

Total investment return                       $      87.19            $ 177.25
                                              ==============   =================

Ratios/Supplemental Data

Net assets, end of period                     $ 10,436,088        $ 11,038,203

Ratio of expenses to average net assets               0.35%               0.45%

Ratio of net investment income to average
net assets                                            6.05%(1)          11.44%

Portfolio turnover rate                                N/A                 N/A

(1)  Not annualized.


                            Integrated ARROs Fund II
                        Schedule of Portfolio Investments
                                  June 30, 2003
Partnership /
   Date Payment                                                             Original        Simple
  Obligation                        Property              Type of          Principal       Interest        Accrued
   Incurred        Lessee           Location              Property           Amount          Rate         Interest
---------------------------------------------------------------------------------------------------------------------
Bradall            Albertson's      Boise, ID             Department        $1,940,000      16.500%        $2,698,687
12/16/82           Inc.             Snohomish, WA         Stores
                                    Las Cruces, NM
                                    Sioux Falls, SD
                                    Bradenton, FL

Dalhill            The Kroger       Houston, TX           Supermarkets       1,485,000      19.625%         1,848,158
01/15/82           Company          Dallas, TX
                                    Columbus, OH
                                    Cincinnati, OH
                                    Louisville, KY (2)

Walmad             Walgreen         Windsor, WI           Warehouse/         1,500,000      18.500%         3,149,810
02/25/82           Company                                Distribution
                                                          Facility
                                                                            ----------                     ----------
                                                                            $4,925,000                     $7,696,655
                                                                            ==========                     ==========





                            Integrated ARROs Fund II
                        Schedule of Portfolio Investments
                                  June 30, 2003
Partnership /                                                               Discount To
   Date Payment                                                          Arrive at Minimum     Periodic            Minimum
  Obligation                        Property              Type of           Termination     Payment During       Termination
   Incurred        Lessee           Location              Property            Amount         Primary Term (1)      Amount
-----------------------------------------------------------------------------------------------------------------------------
Bradall            Albertson's      Boise, ID             Department            $1,169,201    7/1/98-1/1/08        $3,469,486
12/16/82           Inc.             Snohomish, WA         Stores                              $387,871/semi.
                                    Las Cruces, NM
                                    Sioux Falls, SD
                                    Bradenton, FL

Dalhill            The Kroger       Houston, TX           Supermarkets             442,308     1/31/97-12/31/06     2,890,850
01/15/82           Company          Dallas, TX                                                  $57,242/mo.
                                    Columbus, OH
                                    Cincinnati, OH
                                    Louisville, KY (2)

Walmad             Walgreen         Windsor, WI           Warehouse/               574,058    4/1/97-3/1/02         4,075,752
02/25/82           Company                                Distribution                         $23,125/mo.;
                                                          Facility                            4/1/02-3/1/07
                                                                                ----------                        -----------
                                                                                $2,185,567                        $10,436,088
                                                                                ==========                        ===========


(1) Primary Term of the applicable net lease.
(2) Two properties


                            INTEGRATED ARROS FUND II
         SCHEDULE OF ACCRUED INTEREST ON OUTSTANDING PAYMENT OBLIGATIONS
                      JANUARY 1, 2003 THROUGH JUNE 30, 2003

                 ACCRUED                       ACCRUED                       ACCRUED                       ACCRUED
    DATE         INTEREST         DATE         INTEREST         DATE         INTEREST        DATE         INTEREST
 ---------      ---------      ---------      ---------      ---------      ---------     ---------       ---------
 01-Jan-03      8,007,194      23-Feb-03      7,986,493      17-Apr-03      7,815,999     09-Jun-03       7,645,505
 02-Jan-03      8,009,629      24-Feb-03      7,988,928      18-Apr-03      7,818,435     10-Jun-03       7,647,941
 03-Jan-03      8,012,065      25-Feb-03      7,991,364      19-Apr-03      7,820,870     11-Jun-03       7,650,377
 04-Jan-03      8,014,501      26-Feb-03      7,993,800      20-Apr-03      7,823,306     12-Jun-03       7,652,812
 05-Jan-03      8,016,936      27-Feb-03      7,996,236      21-Apr-03      7,825,742     13-Jun-03       7,655,248
 06-Jan-03      8,019,372      28-Feb-03      7,998,671      22-Apr-03      7,828,178     14-Jun-03       7,657,684
 07-Jan-03      8,021,808      01-Mar-03      7,851,314      23-Apr-03      7,830,613     15-Jun-03       7,660,119
 08-Jan-03      8,024,244      02-Mar-03      7,853,750      24-Apr-03      7,833,049     16-Jun-03       7,662,555
 09-Jan-03      8,026,679      03-Mar-03      7,856,185      25-Apr-03      7,835,485     17-Jun-03       7,664,991
 10-Jan-03      8,029,115      04-Mar-03      7,858,621      26-Apr-03      7,837,920     18-Jun-03       7,667,427
 11-Jan-03      8,031,551      05-Mar-03      7,861,057      27-Apr-03      7,840,356     19-Jun-03       7,669,862
 12-Jan-03      8,033,986      06-Mar-03      7,863,493      28-Apr-03      7,842,792     20-Jun-03       7,672,298
 13-Jan-03      8,036,422      07-Mar-03      7,865,928      29-Apr-03      7,845,227     21-Jun-03       7,674,734
 14-Jan-03      8,038,858      08-Mar-03      7,868,364      30-Apr-03      7,847,663     22-Jun-03       7,677,169
 15-Jan-03      8,041,293      09-Mar-03      7,870,800      01-May-03      7,700,306     23-Jun-03       7,679,605
 16-Jan-03      8,043,729      10-Mar-03      7,873,235      02-May-03      7,702,742     24-Jun-03       7,682,041
 17-Jan-03      8,046,165      11-Mar-03      7,875,671      03-May-03      7,705,177     25-Jun-03       7,684,476
 18-Jan-03      8,048,601      12-Mar-03      7,878,107      04-May-03      7,707,613     26-Jun-03       7,686,912
 19-Jan-03      8,051,036      13-Mar-03      7,880,542      05-May-03      7,710,049     27-Jun-03       7,689,348
 20-Jan-03      8,053,472      14-Mar-03      7,882,978      06-May-03      7,712,484     28-Jun-03       7,691,784
 21-Jan-03      8,055,908      15-Mar-03      7,885,414      07-May-03      7,714,920     29-Jun-03       7,694,219
 22-Jan-03      8,058,343      16-Mar-03      7,887,850      08-May-03      7,717,356     30-Jun-03       7,696,655
 23-Jan-03      8,060,779      17-Mar-03      7,890,285      09-May-03      7,719,791
 24-Jan-03      8,063,215      18-Mar-03      7,892,721      10-May-03      7,722,227
 25-Jan-03      8,065,650      19-Mar-03      7,895,157      11-May-03      7,724,663
 26-Jan-03      8,068,086      20-Mar-03      7,897,592      12-May-03      7,727,099
 27-Jan-03      8,070,522      21-Mar-03      7,900,028      13-May-03      7,729,534
 28-Jan-03      8,072,958      22-Mar-03      7,902,464      14-May-03      7,731,970
 29-Jan-03      8,075,393      23-Mar-03      7,904,899      15-May-03      7,734,406
 30-Jan-03      8,077,829      24-Mar-03      7,907,335      16-May-03      7,736,841
 31-Jan-03      8,080,265      25-Mar-03      7,909,771      17-May-03      7,739,277
 01-Feb-03      7,932,907      26-Mar-03      7,912,207      18-May-03      7,741,713
 02-Feb-03      7,935,343      27-Mar-03      7,914,642      19-May-03      7,744,148
 03-Feb-03      7,937,779      28-Mar-03      7,917,078      20-May-03      7,746,584
 04-Feb-03      7,940,214      29-Mar-03      7,919,514      21-May-03      7,749,020
 05-Feb-03      7,942,650      30-Mar-03      7,921,949      22-May-03      7,751,456
 06-Feb-03      7,945,086      31-Mar-03      7,924,385      23-May-03      7,753,891
 07-Feb-03      7,947,522      01-Apr-03      7,777,028      24-May-03      7,756,327
 08-Feb-03      7,949,957      02-Apr-03      7,779,463      25-May-03      7,758,763
 09-Feb-03      7,952,393      03-Apr-03      7,781,899      26-May-03      7,761,198
 10-Feb-03      7,954,829      04-Apr-03      7,784,335      27-May-03      7,763,634
 11-Feb-03      7,957,264      05-Apr-03      7,786,771      28-May-03      7,766,070
 12-Feb-03      7,959,700      06-Apr-03      7,789,206      29-May-03      7,768,505
 13-Feb-03      7,962,136      07-Apr-03      7,791,642      30-May-03      7,770,941
 14-Feb-03      7,964,571      08-Apr-03      7,794,078      31-May-03      7,773,377
 15-Feb-03      7,967,007      09-Apr-03      7,796,513      01-Jun-03      7,626,020
 16-Feb-03      7,969,443      10-Apr-03      7,798,949      02-Jun-03      7,628,455
 17-Feb-03      7,971,879      11-Apr-03      7,801,385      03-Jun-03      7,630,891
 18-Feb-03      7,974,314      12-Apr-03      7,803,820      04-Jun-03      7,633,327
 19-Feb-03      7,976,750      13-Apr-03      7,806,256      05-Jun-03      7,635,762
 20-Feb-03      7,979,186      14-Apr-03      7,808,692      06-Jun-03      7,638,198
 21-Feb-03      7,981,621      15-Apr-03      7,811,128      07-Jun-03      7,640,634
 22-Feb-03      7,984,057      16-Apr-03      7,813,563      08-Jun-03      7,643,070


                            INTEGRATED ARROS FUND II
                            ------------------------
                            FORM N-30D JUNE 30, 2003
                            ------------------------

                                 CERTIFICATIONS

     I, Steven B. Kauff, certify that:

1.   I have reviewed this report on Form N-30D of Integrated Arros Fund II;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, statements of operations and changes in net assets of the Registrant as of, and for, the periods presented in this report;

4. The Registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Exchange Act Rule 30a-2(C) under the Investment Company Act) for the Registrant and have:

     a) designed such disclosure controls and procedures to ensure that material information relating to the Registrant is made known to us, particularly during the period in which this report is being prepared:

     b) evaluated the effectiveness of the Registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

     c) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures on our evaluation as of the Evaluation Date;

5. The Registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the Registrant's auditors and the audit committee of Registrant's board of directors (or persons performing the equivalent functions):

     a) all significant deficiencies in the design or operation of internal controls which could adversely affect the Registrant's ability to record, process, summarize and report financial data and have identified for the Registrant's auditors any material weaknesses in internal controls; and

     b) any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant's internal controls; and

6. The Registrant's other certifying officers and I have indicated in this report whether there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



     Date:   October 17, 2003
                                              /s/ Steven B. Kauff
                                                 -------------------------------
                                                  Steven B. Kauff
                                                  Vice President, Treasurer
                                                  and Director

                            INTEGRATED ARROS FUND II
                            ------------------------
                            FORM N-30D JUNE 30, 2003
                            ------------------------

                                 CERTIFICATIONS

     I, Richard J. McCready, certify that:

1.   I have reviewed this report on Form N-30D of Integrated Arros Fund II;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, statements of operations and changes in net assets of the Registrant as of, and for, the periods presented in this report;

4. The Registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Exchange Act Rule 30a-2(C) under the Investment Company Act) for the Registrant and have:

     a) designed such disclosure controls and procedures to ensure that material information relating to the Registrant is made known to us, particularly during the period in which this report is being prepared:

     b) evaluated the effectiveness of the Registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

     c) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures on our evaluation as of the Evaluation Date;

5. The Registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the Registrant's auditors and the audit committee of Registrant's board of directors (or persons performing the equivalent functions):

     a) all significant deficiencies in the design or operation of internal controls which could adversely affect the Registrant's ability to record, process, summarize and report financial data and have identified for the Registrant's auditors any material weaknesses in internal controls; and

     b) any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant's internal controls; and

6. The Registrant's other certifying officers and I have indicated in this report whether there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


     Date:   October 17, 2003
                                                     /s/ Richard J. McCready
                                                        ------------------------
                                                         Richard J. McCready
                                                         President, Secretary
                                                         and Director